Revaluation loss (gain) (Tables)	12 Months Ended
Dec. 31, 2022
Revaluation loss (gain) [Abstract]
Summary of Revaluation loss (gain)

		Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Change in fair value due to revaluation of derivative financial asset	7,866	(1,788)	—
Change in fair value due to revaluation of derivative financial liabilities	(12,558)	(11,276)	8
Realized gain on investment portfolio	—	(4,219)	—
Unrealized loss on investment portfolio	7,951	942	2,249
Loss on digital assets	625	—	—
Unrealized exchange (gain) loss	(395)	670	155
Unrealized gain on other receivable	—	—	(258)
Loss related to property and equipment	—	—	272

Total	3,489	(15,671)	2,426